NOTE RECEIVABLE (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	May 11, 2026	Aug. 11, 2025	Aug. 08, 2025	Oct. 17, 2022	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Offsetting Assets [Line Items]
Interest rate				7.602%
Principal amount				$ 1,958
Allowance for credit loss					$ 8		$ 22
Loan Agreement [Member] | Zen Credit [Member]
Offsetting Assets [Line Items]
Interest rate		16.00%	16.00%
Principal amount	$ 2,000	$ 2,000
Allowance for credit loss	12				12	$ 12
Interest payments	$ 80				$ 80